As filed with the Securities and Exchange Commission on February 18, 2011
1933 Act Registration No. 333-67552
1940 Act Registration No. 811-10467

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 22	☑

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 22	☑
(Check appropriate box or boxes.)
CAUSEWAY CAPITAL MANAGEMENT TRUST
(Exact name of registrant as specified in charter)
11111 Santa Monica Boulevard
15th Floor
Los Angeles, CA 90025
(Address of principal executive offices)
Registrant’s telephone number, including area code: (310) 231-6117

Copies to:
SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456 (Name and address of agent for service)	MARK D. PERLOW K&L Gates LLP Four Embarcadero Center, Suite 1200 San Francisco, CA 94111 Telephone: (415) 249-1070 Facsimile: (415) 882-8220
Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.
It is proposed that this filing will become effective:
☑	Immediately upon filing pursuant to paragraph (b)

☐	On ________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On __________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 16th day of February, 2011.

CAUSEWAY CAPITAL MANAGEMENT TRUST
/s/ Turner Swan
By: Turner Swan
President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Turner Swan Turner Swan	President & Secretary	February 16, 2011

/s/ Michael Lawson Michael Lawson	Treasurer	February 16, 2011

John A. G. Gavin* John A. G. Gavin	Trustee and Chairman of the Board	February 16, 2011

Mark D. Cone* Mark D. Cone	Trustee	February 16, 2011

John R. Graham* John R. Graham	Trustee	February 16, 2011

Lawry J. Meister* Lawry J. Meister	Trustee	February 16, 2011

Eric H. Sussman* Eric H. Sussman	Trustee	February 16, 2011

*By	/s/ Turner Swan (Turner Swan, pursuant to a power of attorney previously filed)

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def